SCHEDULE OF REVENUE ALLOCATED BY GEOGRAPHY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total	$ 533,884	$ 4,785,711	$ 3,485,147
Country of domicile [member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total	497,074	4,785,711	3,485,147
Foreign countries [member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total	$ 36,810